Short Term-Borrowed Funds - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Line of credit, outstanding amount	$ 1.0
Interest rate	3.75%
Line of credit facility, maturity date	Mar. 10, 2015
Federal Reserve discount	$ 36.1